RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,483
Additions	2,334
Deductions	(5,887)
Ending balance	6,930
Loans 90 days past due	$ 0